UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
           --------------------------------------------------
Address:   Times Square Tower
           --------------------------------------------------
           7 Times Square, Suite 3505
           --------------------------------------------------
           New York, NY 10036
           --------------------------------------------------

Form 13F File Number:  028-12495
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Zemel
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     (212) 703-2132
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ David Zemel              New York, New York              8/14/07
       -------------------------    ---------------------------     ---------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        45
                                               -------------

Form 13F Information Table Value Total:        $773,856
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE





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


                                                   FORM 13F INFORMATION TABLE

    COLUMN 1                       COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6  COLUMN 7         COLUMN 8
------------------------------- --------------  ---------  --------   ------------------  ---------- --------  ---------------------
                                                             VALUE    SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP     (x$1000)  PRN AMT   PRN CALL  DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                   COM              004398103    4,623    300,000  SH                               300,000
------------------------------------------------------------------------------------------------------------------------------------
ACCURIDE CORP                   COM              004398103    3,082    200,000  SH  CALL                         200,000
------------------------------------------------------------------------------------------------------------------------------------
AEP INDS INC                    COM              001031103   18,934    420,659  SH                               420,659
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC               COM              00949P108   12,954  1,186,300  SH                             1,186,300
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC               COM              00949P108    5,460    500,000  SH  CALL                         500,000
------------------------------------------------------------------------------------------------------------------------------------
AIRTRAN HLDGS INC               COM              00949P108    3,414    312,600  SH  PUT                          312,600
------------------------------------------------------------------------------------------------------------------------------------
BASIC ENERGY SVCS INC NEW       COM              06985P100   18,283    715,000  SH                               715,000
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC               COM              125269100    9,025    150,700  SH                               150,700
------------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S PL RETAIL STORES I   COM              168905107    5,164    100,000  SH  CALL                         100,000
------------------------------------------------------------------------------------------------------------------------------------
CHILDREN'S PL RETAIL STORES I   COM              168905107   11,103    215,000  SH                               215,000
------------------------------------------------------------------------------------------------------------------------------------
DOMTAR CORP                     COM              257559104   31,248  2,800,000  SH                             2,800,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI MATERIALS    81369Y100   36,180  1,000,000  SH  PUT                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI MATERIALS    81369Y100   36,180  1,000,000  SH  PUT                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR           SBI MATERIALS    81369Y100   36,180  1,000,000  SH  PUT                        1,000,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               COM              370442105   18,900    500,000  SH  CALL                         500,000
------------------------------------------------------------------------------------------------------------------------------------
GENERAL MTRS CORP               COM              370442105   56,700  1,500,000  SH  CALL                       1,500,000
------------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                      COM NEW          37245X203   15,902    451,506  SH                               451,506
------------------------------------------------------------------------------------------------------------------------------------
GEOEYE INC                      COM              37250W108    7,156    329,330  SH                               329,330
------------------------------------------------------------------------------------------------------------------------------------
GEOMET INC DEL                  COM              37250U201   11,138  1,454,000  SH                             1,454,000
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP                   COM              382388106   11,912    200,000  SH                               200,000
------------------------------------------------------------------------------------------------------------------------------------
GOODRICH CORP                   COM              382388106   29,780    500,000  SH  CALL                         500,000
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO         COM              382550101    9,583    275,700  SH  CALL                         275,700
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO         COM              382550101   17,380    500,000  SH  CALL                         500,000
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO         COM              382550101   17,380    500,000  SH  CALL                         500,000
------------------------------------------------------------------------------------------------------------------------------------
GOODYEAR TIRE & RUBR CO         COM              382550101   30,415    875,000  SH                               875,000
------------------------------------------------------------------------------------------------------------------------------------
GRAPHIC PACKAGING CORP DEL      COM              388688103   27,613  5,705,200  SH                             5,705,200
------------------------------------------------------------------------------------------------------------------------------------
HARRAHS ENTMT INC               COM              413619107   10,658    125,000  SH                               125,000
------------------------------------------------------------------------------------------------------------------------------------
HORNBECK OFFSHORE SVCS INC N    COM              440543106   20,678    533,500  SH                               533,500
------------------------------------------------------------------------------------------------------------------------------------
KAPSTONE PAPER & PACKAGING C    COM              48562P103    4,975    655,500  SH                               655,500
------------------------------------------------------------------------------------------------------------------------------------
KAPSTONE PAPER & PACKAGING C    *W EXP 08/15/200 48562P111      923    344,500  SH                               344,500
------------------------------------------------------------------------------------------------------------------------------------
M & F WORLDWIDE CORP            COM              552541104    6,671    100,200  SH                               100,200
------------------------------------------------------------------------------------------------------------------------------------
MAGNA INTL INC                  CL A             559222401   34,121    375,000  SH                               375,000
------------------------------------------------------------------------------------------------------------------------------------
MEDIACOM COMMUNICATIONS CORP    CL A             58446K105   16,163  1,668,000  SH                             1,668,000
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                  COM NEW          629377508   10,393    250,000  SH                               250,000
------------------------------------------------------------------------------------------------------------------------------------
OSHKOSH TRUCK CORP              COM              688239201   12,584    200,000  SH  CALL                         200,000
------------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                      COM              693718108   17,408    200,000  SH  PUT                          200,000
------------------------------------------------------------------------------------------------------------------------------------
PACCAR INC                      COM              693718108   13,056    150,000  SH  PUT                          150,000
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC                  COM              880915103    8,897    350,000  SH                               350,000
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC                  COM              880915103   25,420  1,000,000  SH  CALL                       1,000,000
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC                  COM              880915103   12,710    500,000  SH  PUT                          500,000
------------------------------------------------------------------------------------------------------------------------------------
TERRA INDS INC                  COM              880915103   12,710    500,000  SH  CALL                         500,000
------------------------------------------------------------------------------------------------------------------------------------
TETRA TECHNOLOGIES INC DEL      COM              88162F105   19,376    687,100  SH                               687,100
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER CABLE INC           CL A             88732J108   11,718    299,159  SH                               299,159
------------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO                 COM              962166104   37,058    469,500  SH                               469,500
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC DEL            COM              969457100   12,648    400,000  SH                               400,000
------------------------------------------------------------------------------------------------------------------------------------

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